Business combinations and asset acquisitions, Contingent value rights (Details)		12 Months Ended
	Sep. 24, 2019 USD ($) Milestone	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 USD ($)
Contingent value rights [Abstract]
Revenue targets		$ 182,607,000	$ 58,124,000		$ 17,095,000
Aegerion Pharmaceuticals [Member]
Contingent value rights [Abstract]
Settlement period for loan notes from date of issuance		120 days
Contingent value rights value if milestone not achieved		$ 0
Term of loan notes		120 days
Aegerion Pharmaceuticals [Member] | Top of Range [Member]
Contingent value rights [Abstract]
Contingent value rights payable amount	$ 85,000,000
Volume weighted average price period for share valuation		45 days
Aegerion Pharmaceuticals [Member] | Bottom of Range [Member]
Contingent value rights [Abstract]
Revenue targets	35,000,000
Volume weighted average price period for share valuation		30 days
Aegerion Pharmaceuticals [Member] | FDA [Member]
Contingent value rights [Abstract]
Contingent value payable upon approval	$ 35,000,000
Percentage due if approval obtained by specified date	100.00%
Linear sliding scale percentage if approved before specified date	0.00%
Aegerion Pharmaceuticals [Member] | EMA [Member]
Contingent value rights [Abstract]
Contingent value payable upon approval	$ 15,000,000
Percentage due if approval obtained by specified date	100.00%
Linear sliding scale percentage if approved before specified date	0.00%
Aegerion Pharmaceuticals [Member] | Oleogel S10 [Member]
Contingent value rights [Abstract]
Number of milestones | Milestone	3
Aegerion Pharmaceuticals [Member] | Oleogel S10 [Member] | Top of Range [Member]
Contingent value rights [Abstract]
Revenue targets	$ 75,000,000

[1]	see Note 27